Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee has followed a practice of granting annual equity awards, including annual Performance Awards, non-qualified stock options and RSUs granted to the NEOs, in February each year. In certain circumstances, including the hiring and promotion of an officer, the Committee may approve grants effective at other times. During 2025, the Committee did not consider material nonpublic information when determining the timing or terms of equity awards, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Committee did not grant stock options to any NEO in 2025 during the period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-K, Form 10-Q or Form 8-K that discloses material nonpublic information.

Award Timing Method	In certain circumstances, including the hiring and promotion of an officer, the Committee may approve grants effective at other times. During 2025, the Committee did not consider material nonpublic information when determining the timing or terms of equity awards, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2025, the Committee did not consider material nonpublic information when determining the timing or terms of equity awards, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false